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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 27.4%
78,586		iShares MSCI EAFE Index Fund		$4,124,193
136,315		iShares MSCI Emerging Markets Index Fund		5,215,412
		Total Exchange-Traded Funds
		(Cost $7,913,104)		9,339,605
SHORT-TERM INVESTMENTS: 69.1%
		Affiliated Mutual Fund: 69.1%
23,598,436		ING Institutional Prime Money Market Fund - Class I		23,598,436
		Total Short-Term Investments
		(Cost $23,598,436)		23,598,436
		Total Investments in Securities
		(Cost $31,511,540)*	96.5%	$32,938,041
		Other Assets and Liabilities - Net	3.5	1,201,773
		Net Assets	100.0%	$34,139,814

	*	Cost for federal income tax purposes is $31,572,417.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,365,624
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,365,624

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$9,339,605	$—	$—	$9,339,605
Short-Term Investments	23,598,436	—	—	23,598,436
Total Investments, at value	$32,938,041	$—	$—	$32,938,041
Other Financial Instruments+:
Futures	228,262	—	—	228,262
Total Assets	$33,166,303	$—	$—	$33,166,303

Liabilities Table
Other Financial Instruments+:
Futures	(348,424)	—	—	(348,424)
Total Liabilities	$(348,424)	$—	$—	$(348,424)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2010 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on January 31, 2010:

				Unrealized
	Number		Market	Appreciation/
Contract Description	of Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	74	03/19/10	$3,960,480	$(201,616)
U.S. Dollar Index	49	03/15/10	3,902,850	157,381
			$7,863,330	$(44,235)
Short Contracts
CBOE Volatility Index (VIX)	41	02/16/10	$1,010,650	$(77,946)
Russell 2000 Mini	79	03/19/10	4,747,900	70,881
U.S. Treasury 10-Year Note	45	03/22/10	5,317,031	(68,862)
			$11,075,581	$(75,927)

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Equity contracts	$(130,735)
Interest rate contracts	10,573
Total	$(120,162)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
151,877		ING Alternative Beta Fund - Class I		$1,666,094
175,042		ING Emerging Countries Fund - Class I		4,225,521
62,612		ING Global Bond Fund - Class I		741,947
168,225		ING Global Equity Dividend Fund - Class I		1,620,009
116,918		ING Global Real Estate Fund - Class I		1,600,607
138,748		ING High Yield Bond Fund - Class I		1,007,309
803,657		ING Index Plus International Equity Fund - Class I		6,123,870
894,363		ING Intermediate Bond Fund - Class I		8,219,196
109,775	@	ING MidCap Opportunities Fund - Class I		1,587,348
138,771	@	ING Small Company Fund - Class I		1,613,912
589,284		ING Tactical Asset Allocation Fund - Class I		4,543,379
		Total Investments in Affiliated Investment Companies
		(Cost $33,674,298)*	99.8%	$32,949,192
		Other Assets and Liabilities - Net	0.2	50,455
		Net Assets	100.0%	$32,999,647

	@	Non-income producing security
	*	Cost for federal income tax purposes is $35,131,196.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$561,509
		Gross Unrealized Depreciation		(2,743,513)
		Net Unrealized Depreciation		$(2,182,004)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$32,949,192	$—	$—	$32,949,192
Total Investments, at value	$32,949,192	$—	$—	$32,949,192

Liabilities Table
Other Financial Instruments+:
Written options	—	(60,976)	—	(60,976)
Total Liabilities	$—	$(60,976)	$—	$(60,976)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,608	Goldman Sachs	S&P 500 Index	02/23/10	1,091.76	USD	$44,413	$(21,048)
877	Goldman Sachs	Russell 2000 Index	02/23/10	617.12	USD	15,637	(5,956)
739	Goldman Sachs	S&P 400 Midcap Index	02/23/10	721.64	USD	14,026	(5,889)
42,276	Goldman Sachs	iShares MSCI EAFE Index Fund	02/23/10	53.86	USD	66,796	(28,083)
						$140,872	$(60,976)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2010:

Derivatives Fair Value*
Equity contracts	$(60,976)
Total	$(60,976)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2010